DISCONTINUED OPERATIONS AND LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations And Long Lived Assets Held For Sale And Liabilities Directly Associated With Long Lived Assets Held For Sale Tables [Abstract]
Discontinued operations and long- lived assets held for sale and liabilities directly associated with Long Lived assets held for sale Tables

		As at December 31,
		2016	2017
		(EUR in millions)
ASSETS
Cash and due from banks		346	78
Deposits with Central Bank		464	127
Securities purchased under agreements to resell		7	-
Interest bearing deposits with banks		221	144
Trading assets		573	14
Derivative assets		1	3
Available-for-sale securities		2.873	2.527
Equity method investments		5	-
Loans		4.667	1.376
Less: Allowance for loan losses		(613)	(84)
Net loans		4.054	1.292
Goodwill		3	-
Software and other intangibles		22	13
Premises and equipment		173	104
Accrued interest receivable		42	21
Other assets		856	701
Total assets of the discontinued operations		9.640	5.024
Total assets of disposal groups classified as held for sale		4	-
TOTAL ASSETS		9.644	5.024

LIABILITIES AND SHAREHOLDERS’ EQUITY
Interest bearing deposits		4.471	968
Non-interest bearing deposits		289	73
Total deposits		4.760	1.041
Securities sold under agreements to repurchase		10	6
Derivative liabilities		2	1
Accounts payable, accrued expenses and other liabilities		379	813
Insurance reserves		2.193	1.930
Long-term debt		12	-
Total liabilities of the discontinued operations		7.356	3.791
Total liabilities		7.356	3.791

	Year ended December 31,
	2015	2016	2017
	(EUR in millions)
Net interest income before provision for loan losses	1.734	887	203
Provision for loan losses	(499)	(265)	(32)
Net interest income after provision for loan losses	1.235	622	171
Total non-interest income excluding gains / (losses) on investment securities	865	569	644

Net realized gains on sales of available-for-sale securities	19	33	16
Other-Than-Temporary-Impairment (of which NIL was recognized in OCI)	(9)	(4)	-
Net realized gains on sales of held to maturity securities	1	1	-
Net gains on available for sale and held to maturity securities	11	30	16
Total non-interest income	876	599	660

Total non-interest expense	(1.540)	(1.161)	(708)
Income before income tax	571	60	123
Income tax expense	(72)	(12)	25
Net Income from discontinuing operations before impairments	499	48	148
Impairment of goodwill and PPA's	(1.965)	-	-
Impairment of assets classified as discontinued operations	(3.619)	(5)	(170)
Losses from disposal of discontinued operations	-	(105)	(213)
Net loss from discontinuing operations after impairments	(5.085)	(62)	(235)
NET LOSS attributable to NBG shareholders	(5.085)	(62)	(235)

	Year ended December 31,
	2015	2016	2017
	(EUR in millions)
Cash Flows from discontinued Operations
Cash flows used in operating activities	(1.191)	(2.491)	(254)
Cash flows provided by / (used in) investing activities	(1.801)	811	283